Exhibit 99.2

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2021-J1
Start - End Dates:	9/2020 - 1/2021

Conditions Report 2.0

Loans in Report:	141
Loans with Conditions:	133

0 - Total Active Conditions

331 - Total Satisfied Conditions

219 - Credit Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Application
7 - Category: Assets
5 - Category: Credit/Mtg History
6 - Category: DTI
117 - Category: HMDA
43 - Category: Income/Employment
4 - Category: Insurance
13 - Category: Legal Documents
18 - Category: Terms/Guidelines
2 - Category: Title
44 - Property Valuations Review Scope
21 - Category: Appraisal
22 - Category: FEMA
1 - Category: Property
68 - Compliance Review Scope
28 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Borrower's Interest
2 - Category: Compliance Manual
3 - Category: Documentation
8 - Category: Right of Rescission
23 - Category: TILA/RESPA Integrated Disclosure
20 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Income/Employment
3 - Property Valuations Review Scope
1 - Category: FEMA
2 - Category: Property
16 - Compliance Review Scope
3 - Category: Borrower's Interest
9 - Category: Right of Rescission
3 - Category: State Consumer Protection
1 - Category: TILA/RESPA Integrated Disclosure

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